Working Capital - Summary of Aged Analysis of Trade Receivables Net of Allowances (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of trade and other receivables [line items]
Trade receivables	£ 2,152	£ 2,130
Not overdue [member]
Disclosure of trade and other receivables [line items]
Trade receivables	2,067	2,026
Overdue 1 - 30 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	19	28
Overdue 31 - 60 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	19	19
Overdue 61 - 90 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	13	11
Overdue 91 - 180 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	21	21
Overdue more than 180 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	£ 13	£ 25